Income Tax (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Net Deferred Tax Assets
The Company’s net deferred tax assets at December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Deferred tax asset
Federal net operating loss	$—	$—
Organizational costs/Startup expenses	966,411	418,972
Total deferred tax asset	966,411	418,972
Valuation allowance	(966,411)	(418,972)
Deferred tax asset, net of allowance	$—	$—

Income Tax Provision
The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:

	December 31, 2023	December 31, 2022
Federal
Current	$1,078,985	$645,442
Deferred	(531,316)	(329,066)
State and Local
Current	32,746	—
Deferred	(16,125)	—
Change in valuation allowance	547,441	329,066
Income tax provision	$1,111,731	$645,442

Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.6%	0.0%
Tax penalty	0.1%	0.0%
Change in fair value of warrant liability	(13.0)%	(18.4)%
Warrant transaction costs	(5.9)%	0.0%
Business Combination expenses	47.4%	0.0%
Change in valuation allowance	47.7%	2.7%
Income tax provision	97.9%	5.3%